John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 11.4%					$334,915,709
(Cost $355,161,726)
U.S. Government 4.4%					130,383,044
U.S. Treasury
Bond	2.000	02-15-50		10,970,000	6,830,539
Bond	2.375	02-15-42		1,770,000	1,326,463
Bond	2.750	11-15-42		10,200,000	8,023,336
Bond	3.000	02-15-49		47,640,000	36,934,024
Bond	3.000	08-15-52		1,430,000	1,102,720
Bond	3.625	02-15-53		8,040,000	7,006,734
Note	1.500	01-31-27		5,758,000	5,441,760
Note	2.625	05-31-27		5,135,000	4,951,263
Note	2.750	08-15-32		31,220,000	28,337,028
Note	3.500	02-15-33		31,910,000	30,429,177
U.S. Government Agency 7.0%					204,532,665
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	07-01-52		9,608,472	9,251,806
30 Yr Pass Thru	4.500	08-01-52		6,174,433	5,949,097
30 Yr Pass Thru	4.500	12-01-52		9,487,313	9,221,123
30 Yr Pass Thru	4.500	05-01-53		17,661,050	17,182,083
30 Yr Pass Thru	5.000	08-01-52		4,834,141	4,797,139
30 Yr Pass Thru	5.000	10-01-52		6,893,620	6,832,237
30 Yr Pass Thru	5.000	11-01-52		3,802,202	3,750,702
30 Yr Pass Thru	5.000	11-01-52		6,967,709	6,910,021
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		11,457,328	11,107,220
30 Yr Pass Thru	4.500	08-01-52		13,401,417	13,037,970
30 Yr Pass Thru	4.500	09-01-52		9,050,436	8,773,877
30 Yr Pass Thru	5.000	09-01-52		12,812,910	12,626,748
30 Yr Pass Thru	5.000	09-01-52		5,767,013	5,703,046
30 Yr Pass Thru	5.000	11-01-52		5,307,907	5,257,327
30 Yr Pass Thru	5.000	04-01-54		7,319,061	7,244,741
30 Yr Pass Thru	5.000	05-01-54		8,159,841	8,046,384
30 Yr Pass Thru	5.500	02-01-54		7,221,728	7,220,304
30 Yr Pass Thru	5.500	03-01-54		10,895,010	10,971,169
30 Yr Pass Thru	5.500	10-01-54		19,243,347	19,371,851
30 Yr Pass Thru	5.500	10-01-54		7,278,242	7,306,374
Government National Mortgage Association
30 Yr Pass Thru	3.500	06-20-52		11,116,757	10,171,651
30 Yr Pass Thru	4.000	08-20-52		3,472,616	3,272,543
30 Yr Pass Thru	4.000	10-20-52		4,112,993	3,876,024
30 Yr Pass Thru	4.000	11-20-52		4,134,348	3,896,149

30 Yr Pass Thru	4.500	09-20-52		2,851,332	2,755,079
Foreign government obligations 23.4%					$690,644,690
(Cost $731,836,537)
Australia 2.8%					82,130,304
Airservices Australia	2.200	05-15-30	AUD	9,030,000	5,125,409
Airservices Australia	5.400	11-15-28	AUD	10,400,000	6,958,581
New South Wales Treasury Corp.	1.500	02-20-32	AUD	11,980,000	6,290,218
New South Wales Treasury Corp.	1.750	03-20-34	AUD	7,730,000	3,827,152
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,030,000	4,222,367
New South Wales Treasury Corp.	2.250	05-07-41	AUD	8,685,000	3,722,935
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	8,435,000	3,560,960
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	15,360,000	9,474,227
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	16,330,000	$10,665,613
South Australian Government Financing Authority	1.750	05-24-34	AUD	11,265,000	5,540,681
Treasury Corp. of Victoria	2.250	11-20-34	AUD	7,320,000	3,690,069
Treasury Corp. of Victoria	4.250	12-20-32	AUD	10,490,000	6,554,747
Treasury Corp. of Victoria	4.750	09-15-36	AUD	14,215,000	8,795,429
Treasury Corp. of Victoria	5.000	11-20-40	AUD	6,040,000	3,701,916
Austria 0.2%					6,044,508
Republic of Austria (A)	2.900	02-20-33	EUR	5,540,000	6,044,508
Brazil 1.6%					46,633,448
Federative Republic of Brazil	10.000	01-01-27	BRL	287,760,000	46,633,448
Canada 2.2%					65,991,932
CDP Financial, Inc.	4.200	12-02-30	CAD	6,930,000	5,170,684
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	5,385,000	3,568,627
Government of Canada	1.250	03-01-25	CAD	2,860,000	2,032,039
OMERS Finance Trust (A)(B)	4.750	03-26-31		3,700,000	3,741,570
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		10,680,000	9,193,259
Province of Alberta	0.625	04-18-25	EUR	3,045,000	3,190,187
Province of British Columbia	4.200	07-06-33		6,870,000	6,703,715
Province of Ontario	1.350	12-02-30	CAD	18,920,000	12,088,908
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,600,669
Province of Ontario	3.450	06-02-45	CAD	7,670,000	5,050,679
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,297,910
Province of Quebec	4.500	09-08-33		7,382,000	7,353,685
China 0.2%					5,016,256
People’s Republic of China	2.690	08-12-26	CNY	35,520,000	5,016,256
Finland 0.4%					13,329,544
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (C)	5.960	01-10-25	NOK	42,000,000	3,809,008
Republic of Finland (A)	3.000	09-15-33	EUR	8,675,000	9,520,536
Germany 0.6%					19,087,975
Federal Republic of Germany	2.200	02-15-34	EUR	6,995,000	7,477,539
Federal Republic of Germany	2.500	03-13-25	EUR	4,170,000	4,403,632
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	5,020,000	4,725,987
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	2,930,000	2,480,817
India 1.5%					44,777,193
Export-Import Bank of India (A)	3.875	02-01-28		5,480,000	5,335,578
Republic of India	5.220	06-15-25	INR	417,300,000	4,896,441
Republic of India	6.100	07-12-31	INR	253,930,000	2,889,292
Republic of India	6.450	10-07-29	INR	249,710,000	2,912,756
Republic of India	7.060	04-10-28	INR	372,650,000	4,456,960
Republic of India	7.100	04-18-29	INR	997,880,000	11,912,299
Republic of India	7.260	02-06-33	INR	518,090,000	6,300,941
Republic of India	7.270	04-08-26	INR	156,200,000	1,860,635
Republic of India	7.380	06-20-27	INR	350,120,000	4,212,291
Indonesia 3.1%					92,336,734
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		7,710,000	7,592,713
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,350,961
Republic of Indonesia	3.050	03-12-51		5,655,000	3,876,260
Republic of Indonesia	3.850	10-15-30		4,480,000	4,243,400
Republic of Indonesia	5.125	04-15-27	IDR	42,431,000,000	2,576,095
Republic of Indonesia	6.375	08-15-28	IDR	216,572,000,000	13,498,982
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	6.375	04-15-32	IDR	215,083,000,000	$13,134,760
Republic of Indonesia	6.500	02-15-31	IDR	245,333,000,000	15,185,959
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,198,121
Republic of Indonesia	6.625	02-15-34	IDR	73,967,000,000	4,583,470
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	3,988,384
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,320,285
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	7,677,945
Republic of Indonesia	9.000	03-15-29	IDR	45,615,000,000	3,109,399
Ireland 0.1%					2,791,795
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,791,795
Italy 0.2%					5,797,113
Republic of Italy	1.250	02-17-26		6,045,000	5,797,113
Japan 1.0%					28,417,554
Government of Japan	2.100	12-20-25	JPY	4,181,700,000	28,417,554
Malaysia 0.3%					8,935,518
Government of Malaysia	3.844	04-15-33	MYR	39,651,000	8,935,518
Netherlands 0.3%					7,861,982
BNG Bank NV	3.300	07-17-28	AUD	12,520,000	7,861,982
New Zealand 2.5%					74,114,314
Government of New Zealand	2.750	04-15-25	NZD	23,115,000	13,618,810
Government of New Zealand	3.500	04-14-33	NZD	11,925,000	6,666,090
Government of New Zealand	4.250	05-15-34	NZD	31,975,000	18,778,580
Government of New Zealand	4.250	05-15-36	NZD	5,207,000	3,011,798
Government of New Zealand	4.500	05-15-35	NZD	20,525,000	12,221,115
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	13,600,000	6,984,775
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	10,620,000	6,250,244
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	5,046,000	2,718,846
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	5,890,000	3,864,056
Norway 1.2%					36,328,818
City of Oslo	3.990	06-11-29	NOK	83,000,000	7,474,472
Kingdom of Norway (A)	1.250	09-17-31	NOK	36,520,000	2,870,939
Kingdom of Norway (A)	2.125	05-18-32	NOK	182,915,000	15,122,787
Kingdom of Norway (A)	3.000	08-15-33	NOK	71,345,000	6,217,983
Kommunalbanken AS	4.250	07-16-25	AUD	7,134,000	4,642,637
Philippines 2.1%					60,815,748
Republic of the Philippines	0.875	05-17-27	EUR	11,425,000	11,412,275
Republic of the Philippines	2.625	08-12-25	PHP	684,320,000	11,404,625
Republic of the Philippines	3.625	09-09-25	PHP	199,450,000	3,340,856
Republic of the Philippines	6.125	08-22-28	PHP	403,305,000	6,905,446
Republic of the Philippines	6.250	02-28-29	PHP	430,000,000	7,417,507
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	3,977,619
Republic of the Philippines	6.500	05-19-29	PHP	368,460,000	6,407,569
Republic of the Philippines	6.750	09-15-32	PHP	381,080,000	6,800,292
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,149,559
Qatar 0.2%					4,944,020
State of Qatar (A)	4.817	03-14-49		5,250,000	4,944,020
Singapore 0.3%					7,842,551
Republic of Singapore	3.375	09-01-33	SGD	10,035,000	7,842,551
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
South Korea 2.0%					$58,939,579
Republic of Korea	1.375	12-10-29	KRW	16,649,090,000	11,228,837
Republic of Korea	2.125	06-10-27	KRW	10,766,800,000	7,623,392
Republic of Korea	2.375	03-10-27	KRW	32,905,090,000	23,440,603
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	4,477,546
Republic of Korea	3.250	06-10-33	KRW	9,636,000,000	7,175,469
Republic of Korea	4.250	12-10-32	KRW	6,302,080,000	4,993,732
United Arab Emirates 0.1%					3,451,577
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	3,451,577
United Kingdom 0.5%					15,056,227
Government of the United Kingdom	3.250	01-31-33	GBP	6,310,000	7,519,799

Government of the United Kingdom	4.125	07-22-29	GBP	5,915,000	7,536,428
Corporate bonds 43.6%					$1,282,666,457
(Cost $1,349,808,614)
Communication services 3.9%					114,529,509
Diversified telecommunication services 0.2%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,600,000	4,440,610
Entertainment 0.4%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		13,485,000	11,917,908
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		3,640,000	3,294,441
Media 2.2%
Charter Communications Operating LLC	2.800	04-01-31		1,245,000	1,067,658
Charter Communications Operating LLC	5.125	07-01-49		12,500,000	10,258,363
Charter Communications Operating LLC	5.750	04-01-48		5,420,000	4,845,218
LCPR Senior Secured Financing DAC (A)(B)	5.125	07-15-29		8,000,000	6,566,739
News Corp. (A)	3.875	05-15-29		13,155,000	12,355,228
Sirius XM Radio, Inc. (A)	4.125	07-01-30		11,380,000	10,267,487
Virgin Media Finance PLC (A)	5.000	07-15-30		5,775,000	4,925,586
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,543,792
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		9,685,000	9,193,347
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	2.700	03-15-32		4,405,000	3,804,606
T-Mobile USA, Inc.	2.875	02-15-31		3,375,000	2,994,014
T-Mobile USA, Inc.	3.500	04-15-31		6,935,000	6,397,748
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,080,000	6,959,259
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,340,000	10,697,505
Consumer discretionary 4.6%					134,370,184
Automobiles 1.4%
Ford Motor Company	3.250	02-12-32		30,188,000	25,749,243
Ford Motor Credit Company LLC	2.900	02-16-28		2,895,000	2,689,105
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,358,083
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,820,000	6,116,163
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30		2,020,000	1,967,659
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(D)	6.500	09-30-28		1,016,000	1,022,023
Hotels, restaurants and leisure 3.2%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,610,000	4,079,638
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,925,000	3,460,689
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		6,835,000	6,647,361
Hyatt Hotels Corp.	5.750	04-23-30		8,851,000	9,158,307
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	4.750	10-15-28		1,060,000	$1,028,492
New Red Finance, Inc. (A)	3.500	02-15-29		14,052,000	13,018,700
New Red Finance, Inc. (A)	3.875	01-15-28		7,478,000	7,116,685
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		10,418,000	10,548,933
Travel + Leisure Company (A)	4.500	12-01-29		6,877,000	6,495,939
Yum! Brands, Inc.	3.625	03-15-31		15,705,000	14,218,212
Yum! Brands, Inc.	4.625	01-31-32		6,170,000	5,802,672
Yum! Brands, Inc. (A)	4.750	01-15-30		13,345,000	12,892,280
Consumer staples 2.9%					86,431,602
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		7,170,000	5,843,209
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		3,815,000	3,587,051
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		10,230,000	10,067,935
Darling Ingredients, Inc. (A)	6.000	06-15-30		11,230,000	11,190,867
JBS USA LUX SA	3.625	01-15-32		7,860,000	7,004,323
JBS USA LUX SA	5.750	04-01-33		2,157,000	2,198,930
Kraft Heinz Foods Company	4.375	06-01-46		12,270,000	10,374,880
Kraft Heinz Foods Company	6.875	01-26-39		3,945,000	4,479,072
Kraft Heinz Foods Company (A)	7.125	08-01-39		4,290,000	4,957,408
MARB BondCo PLC (A)	3.950	01-29-31		7,961,000	6,862,981
NBM US Holdings, Inc. (A)	7.000	05-14-26		492,000	493,844
Post Holdings, Inc. (A)	4.500	09-15-31		2,600,000	2,367,668
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,149,721
Post Holdings, Inc. (A)	5.625	01-15-28		3,521,000	3,554,027
Post Holdings, Inc. (A)	6.375	03-01-33		10,340,000	10,299,686
Energy 7.9%					232,001,869
Oil, gas and consumable fuels 7.9%
Aker BP ASA (A)	5.125	10-01-34		6,330,000	6,124,198
Cenovus Energy, Inc.	3.500	02-07-28	CAD	3,910,000	2,769,996
Cenovus Energy, Inc.	5.400	06-15-47		5,678,000	5,339,519
Cenovus Energy, Inc.	6.750	11-15-39		17,763,000	19,695,355
Cheniere Energy Partners LP	4.000	03-01-31		15,450,000	14,509,739
Civitas Resources, Inc. (A)	8.750	07-01-31		8,305,000	8,804,173
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		6,350,000	6,693,267
Continental Resources, Inc. (A)	2.875	04-01-32		16,454,000	13,825,931
Continental Resources, Inc. (A)	5.750	01-15-31		8,031,000	8,090,069
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		6,145,000	6,380,390
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		7,595,000	8,458,088
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		6,758,000	6,897,715
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		8,105,000	8,621,110
EQT Corp. (A)	3.625	05-15-31		15,945,000	14,526,162
EQT Corp.	5.750	02-01-34		3,545,000	3,627,239
Expand Energy Corp.	5.700	01-23-25		166,000	165,925
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		6,559,920	5,450,122
Occidental Petroleum Corp.	6.125	01-01-31		6,020,000	6,242,369
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,470,974
Occidental Petroleum Corp.	6.625	09-01-30		9,755,000	10,335,187
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	$3,864,973
Ovintiv, Inc.	6.500	08-15-34		8,760,000	9,308,874
Ovintiv, Inc.	6.500	02-01-38		5,700,000	6,012,582
Pertamina Persero PT (A)	3.100	01-21-30		2,050,000	1,863,111
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,256,620
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		4,445,000	4,437,347
QatarEnergy (A)	2.250	07-12-31		7,130,000	6,112,207
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,631,775
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		3,885,000	4,065,994
The Williams Companies, Inc.	3.500	11-15-30		865,000	805,611
TransCanada PipeLines, Ltd.	4.100	04-15-30		11,035,000	10,616,268
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		6,040,000	5,786,955
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	807,948
Var Energi ASA (A)	7.500	01-15-28		4,540,000	4,829,834
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29		6,630,000	6,870,696
Western Midstream Operating LP	4.050	02-01-30		3,900,000	3,703,546
Financials 7.3%					215,093,617
Banks 5.3%
Asian Development Bank	3.000	10-14-26	AUD	2,090,000	1,331,728
Asian Development Bank	3.625	01-22-29	NOK	47,000,000	4,227,891
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		4,205,000	4,341,755
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	8,987,530
BNP Paribas SA (8.500% to 8-14-28, then 5 Year CMT + 4.354%) (A)(D)	8.500	08-14-28		780,000	812,989
European Investment Bank	0.250	01-20-32	EUR	9,325,000	8,481,042
European Investment Bank	1.250	02-17-27	NOK	27,800,000	2,389,527
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,020,200
Independent Bank Group, Inc. (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	3,085,250
Inter-American Development Bank	2.700	01-29-26	AUD	3,902,000	2,496,586
Inter-American Development Bank	2.750	10-30-25	AUD	4,210,000	2,704,152
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	12,905,000	11,967,331
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	25,290,000	2,212,932
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	6,785,000	4,835,933
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,620,000	1,970,132
International Development Association	1.750	02-17-27	NOK	17,630,000	1,525,049
International Finance Corp.	0.375	09-10-25	NZD	11,960,000	6,885,689
Nordic Investment Bank	4.000	11-04-26	NOK	25,000,000	2,266,224
Popular, Inc.	7.250	03-13-28		7,230,000	7,487,395
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,735,000	4,830,148
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	4,104,297
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	6,145,810
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		13,885,000	14,441,886
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(D)	8.125	11-21-29		3,650,000	3,606,683
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	5,630,000	6,856,035
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	$9,205,333
The Toronto-Dominion Bank	2.667	09-09-25	CAD	10,534,000	7,475,638
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,417,393
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		5,486,000	5,205,229
Webster Financial Corp. (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%)	3.875	11-01-30		5,470,000	5,142,180
Capital markets 1.0%
MSCI, Inc. (A)	3.250	08-15-33		2,070,000	1,781,317
MSCI, Inc. (A)	3.625	09-01-30		12,665,000	11,708,432
MSCI, Inc. (A)	3.625	11-01-31		7,385,000	6,728,920
MSCI, Inc. (A)	3.875	02-15-31		5,390,000	4,986,588
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	830,447
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,885,765
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	6,230,000	5,640,830
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,728,020
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		15,170,000	17,343,331
Health care 2.9%					85,886,138
Health care providers and services 2.6%
Centene Corp.	2.500	03-01-31		7,475,000	6,275,646
Centene Corp.	3.000	10-15-30		11,145,000	9,718,630
Centene Corp.	3.375	02-15-30		12,595,000	11,343,989
Centene Corp.	4.625	12-15-29		1,835,000	1,759,360
HCA, Inc.	3.500	09-01-30		29,306,000	27,032,264
HCA, Inc.	5.600	04-01-34		12,590,000	12,731,738
Rede D’Or Finance Sarl (A)	4.500	01-22-30		3,469,000	3,173,739
Rede D’Or Finance Sarl (A)	4.950	01-17-28		3,616,000	3,502,246
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,499,405
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,849,121
Industrials 4.7%					138,265,743
Aerospace and defense 1.5%
Airbus SE	1.625	06-09-30	EUR	1,880,000	1,874,761
DAE Funding LLC (A)	3.375	03-20-28		5,860,000	5,519,475
The Boeing Company	5.150	05-01-30		17,990,000	17,912,674
The Boeing Company	5.805	05-01-50		5,860,000	5,603,050
TransDigm, Inc. (A)	7.125	12-01-31		14,010,000	14,562,512
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,570,089
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		6,625,000	6,086,900
Uber Technologies, Inc.	4.800	09-15-34		4,215,000	4,126,030
Machinery 0.5%
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%)	4.000	03-15-60		14,975,000	14,750,724
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Passenger airlines 1.3%
American Airlines, Inc. (A)	5.750	04-20-29		13,410,000	$13,387,658
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	12-10-29		3,856,929	3,592,889
Delta Air Lines, Inc. (A)	4.750	10-20-28		13,613,000	13,521,239
Delta Air Lines, Inc.	7.375	01-15-26		1,080,000	1,102,739
JetBlue Airways Corp. (A)	9.875	09-20-31		3,805,000	4,002,968
United Airlines, Inc. (A)	4.625	04-15-29		2,410,000	2,316,165
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		6,920,000	7,175,540
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (D)	4.125	12-15-26		5,840,000	5,503,471
United Rentals North America, Inc.	3.875	02-15-31		9,425,000	8,615,736
United Rentals North America, Inc.	4.000	07-15-30		6,515,000	6,041,123
Information technology 0.4%					12,802,861
IT services 0.1%
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,828,835
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,656,000	1,483,576
Dell International LLC	8.350	07-15-46		4,893,000	6,490,450
Materials 3.8%					110,287,692
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		3,409,000	2,978,216
Braskem Netherlands Finance BV (A)	5.875	01-31-50		4,915,000	3,613,172
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31		2,548,000	2,267,111
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		3,830,000	3,448,541
Ball Corp.	1.500	03-15-27	EUR	401,000	409,617
Ball Corp.	2.875	08-15-30		16,920,000	14,861,295
Ball Corp.	6.875	03-15-28		8,470,000	8,758,861
Berry Global, Inc. (A)	5.625	07-15-27		4,500,000	4,494,098
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,270,798
Metals and mining 2.2%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		3,219,000	2,951,085
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		13,087,000	13,156,204
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		7,020,000	7,150,960
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,362,022
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	5,042,194
Freeport-McMoRan, Inc.	4.625	08-01-30		3,885,000	3,792,952
Freeport-McMoRan, Inc.	5.400	11-14-34		3,490,000	3,542,009
Freeport-McMoRan, Inc.	5.450	03-15-43		16,820,000	16,286,430
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		9,930,000	9,902,127
Real estate 2.3%					68,977,886
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,517,626
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,351,651
Office REITs 0.0%
Boston Properties LP	2.750	10-01-26		651,000	625,184
Specialized REITs 2.0%
American Tower Corp.	4.625	05-16-31	EUR	2,410,000	2,750,038
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,200,796
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	3.125	02-01-29		9,125,000	$8,348,300
SBA Communications Corp.	3.875	02-15-27		16,560,000	16,086,392
SBA Tower Trust (A)	6.599	01-15-28		6,770,000	6,975,609
VICI Properties LP (A)	4.125	08-15-30		8,290,000	7,756,253
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,198,618
VICI Properties LP	5.125	05-15-32		7,255,000	7,167,419
Utilities 2.9%					84,019,356
Electric utilities 1.4%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		12,250,000	12,798,941
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,440,000	1,461,911
EDP Finance BV	1.875	09-21-29	EUR	1,300,000	1,315,787
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		11,555,000	11,672,710
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (A)	7.625	12-15-54		3,465,000	3,582,658
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		10,070,000	9,888,845
Independent power and renewable electricity producers 0.7%
DPL, Inc.	4.125	07-01-25		8,555,000	8,506,360
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,536,628
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		9,865,000	10,272,497
Multi-utilities 0.8%
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,193,707
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		1,525,000	1,606,425
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		6,855,000	7,264,511
E.ON SE	0.625	11-07-31	EUR	3,595,000	3,261,067

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,657,309
Convertible bonds 2.8%					$83,371,113
(Cost $82,412,051)
Communication services 0.2%					5,678,160
Media 0.2%
Liberty Media Corp. (A)	2.375	09-30-53		4,010,000	5,678,160
Consumer discretionary 0.5%					14,090,243
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		6,200,000	5,886,900
Specialty retail 0.3%
Burlington Stores, Inc. (B)	1.250	12-15-27		5,530,000	8,203,343
Industrials 1.1%					32,288,804
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28		7,171,000	8,577,587
Passenger airlines 0.8%
Air Canada	4.000	07-01-25		4,085,000	4,880,422
American Airlines Group, Inc.	6.500	07-01-25		10,270,000	11,083,795
Southwest Airlines Company	1.250	05-01-25		7,625,000	7,747,000
Utilities 1.0%					31,313,906
Electric utilities 0.5%
The Southern Company (A)	4.500	06-15-27		7,715,000	8,330,106
TXNM Energy, Inc. (A)	5.750	06-01-54		5,130,000	5,931,466
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.3%
CenterPoint Energy, Inc.	4.250	08-15-26	9,365,000	$9,676,172
Water utilities 0.2%

American Water Capital Corp.	3.625	06-15-26	7,360,000	7,376,162

Municipal bonds 3.1%				$90,197,259
(Cost $90,155,688)
Board of Water Commissioners City & County of Denver (Colorado)	5.000	09-15-49	1,315,000	1,458,229
City of Charleston Waterworks & Sewer System Revenue (South Carolina)	5.000	01-01-54	3,925,000	4,347,245
City of Houston Airport System Revenue (Texas) (E)	5.500	07-15-39	4,600,000	4,963,994
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-53	2,605,000	2,854,665
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-54	6,510,000	7,122,128
Massachusetts Development Finance Agency	5.000	09-01-59	1,790,000	1,874,452
Metropolitan Transportation Authority Dedicated Tax Fund (New York)	5.000	11-15-51	5,240,000	5,750,499
Metropolitan Transportation Authority Dedicated Tax Fund (New York)	4.000	11-15-54	3,960,000	3,923,462
New York City Municipal Water Finance Authority	5.250	06-15-53	3,240,000	3,638,079
New York Power Authority	5.000	11-15-42	1,150,000	1,318,142
New York State Dormitory Authority	5.500	07-01-54	3,835,000	4,397,498
Ohio Water Development Authority Water Pollution Control Loan Fund	5.000	12-01-35	4,595,000	5,405,972
Omaha Public Power District (Nebraska) (E)	5.000	02-01-54	4,720,000	5,168,434
Port Authority of New York & New Jersey	5.000	09-01-32	4,215,000	4,672,327
Port Authority of New York & New Jersey	5.000	09-01-36	1,535,000	1,714,031
Salt River Project Agricultural Improvement & Power District (Arizona)	5.000	01-01-54	7,775,000	8,563,840
Salt River Project Agricultural Improvement & Power District (Arizona)	5.250	01-01-54	12,685,000	14,315,201
Salt River Project Agricultural Improvement & Power District (Arizona)	5.000	05-01-39	2,900,000	3,383,098

Texas Water Development Board	4.125	10-15-47	5,270,000	5,325,963
Term loans (F) 4.8%				$142,925,856
(Cost $142,714,312)
Communication services 0.4%				11,952,650
Entertainment 0.4%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.647	09-30-31	3,617,000	3,630,564
Delta 2 Lux Sarl, 2024 Term Loan B2 (G)	TBD	09-10-31	1,809,000	1,815,784
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.770	11-14-31	6,463,000	6,506,302
Consumer discretionary 1.1%				33,183,864
Hotels, restaurants and leisure 1.1%
Aramark Services, Inc., 2019 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.437	01-15-27	2,250,000	2,250,698
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%)	6.573	04-06-28	1,653,000	1,657,397
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.573	06-22-30	825,000	827,681
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.323	10-18-28	3,500,000	3,517,500
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.323	08-08-27	2,493,612	2,513,362
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.338	11-08-30	4,125,000	4,149,255
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.323	09-20-30	15,135,588	15,105,316
Travel + Leisure Company, 2023 Term Loan B (1 month CME Term SOFR + 3.250%)	7.938	12-14-29	3,153,196	3,162,655
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care 0.4%				$11,345,324
Health care equipment and supplies 0.4%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	10-23-28	10,870,000	10,932,503
Pharmaceuticals 0.0%
Organon & Company, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%)	7.099	05-19-31	410,000	412,821
Industrials 2.3%				68,226,359
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.104	02-28-31	3,226,913	3,225,815
TransDigm, Inc., 2024 Term Loan (Prime rate + 1.500%)	7.320	01-19-32	3,230,000	3,227,997
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.354	03-22-30	1,154,200	1,154,673
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	10-09-28	7,290,000	7,348,320
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.323	04-18-31	9,174,063	9,256,629
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.629	04-20-28	3,141,250	3,240,325
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%)	6.656	10-15-31	4,500,000	4,518,765
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 5.500%)	10.517	08-27-29	8,252,000	8,339,719
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.635	02-22-31	7,250,878	7,287,133
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.415	10-30-31	11,010,000	11,010,000
Trading companies and distributors 0.2%
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	02-14-31	5,424,425	5,473,245
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.823	10-31-31	2,983,262	3,001,908
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.823	10-31-31	1,134,738	1,141,830
Information technology 0.3%				8,190,148
Software 0.3%
Cloud Software Group, Inc., 2024 USD Term Loan (G)	TBD	03-21-31	8,155,000	8,190,148
Utilities 0.3%				10,027,511
Electric utilities 0.3%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.355	04-16-31	10,005,000	10,027,511

Collateralized mortgage obligations 6.0%				$175,522,241
(Cost $173,278,008)
Commercial and residential 3.2%				92,725,517
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	2,229,385	2,160,097
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(C)	6.530	08-15-41	4,145,000	4,161,839
BX Commercial Mortgage Trust
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(C)	5.644	12-15-38	4,707,286	$4,695,517
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(C)	5.424	09-15-36	4,135,000	4,128,568
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	6.001	03-15-41	5,123,030	5,137,438
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	4,480,000	4,474,747
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	6.774	08-15-39	3,371,485	3,374,642
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	7.273	08-15-41	3,391,500	3,394,677
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(C)	8.248	02-15-41	4,345,000	4,271,911
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(C)	5.977	12-15-37	3,080,900	3,080,900
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(H)	6.015	10-12-40	4,380,000	4,474,460
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(H)	4.550	04-25-67	3,100,220	3,055,232
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	471,926	464,503
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	2,820,452	2,802,720
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,813,404	46,600
Series 2007-4, Class ES IO	0.350	07-19-47	2,871,687	37,769
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,042,361	53,213
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(C)	7.895	08-15-39	5,640,000	5,683,943
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	5.905	05-15-39	7,534,000	7,350,359
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	6.403	05-15-39	9,970,000	9,506,541
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (H)	5.319	11-25-34	613,215	599,308
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	8,615,000	8,802,626
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,925,000	2,939,713
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,441,978	2,432,902
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	4,319,068	4,289,222
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) (A)	5.712	01-25-69	1,303,858	1,306,070
U.S. Government Agency 2.8%				82,796,724
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(C)	6.734	04-25-42	2,735,092	2,767,193
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(C)	6.934	05-25-42	3,529,605	3,589,484
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(C)	8.084	05-25-42	5,740,000	6,014,429
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(C)	6.884	09-25-42	4,453,321	4,506,107
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(C)	7.234	03-25-52	3,241,030	$3,289,236
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(C)	8.234	03-25-42	3,825,000	3,995,361
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(C)	8.284	08-25-42	4,825,000	5,092,701
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(C)	6.734	03-25-44	10,995,000	11,134,675
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(C)	11.599	02-25-40	3,381,000	3,657,800
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(C)	10.934	11-25-41	2,610,000	2,753,818
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(C)	5.734	12-25-41	960,633	960,043
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(C)	6.834	03-25-42	664,002	674,867
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(C)	6.734	03-25-42	1,299,454	1,315,603
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(C)	7.734	04-25-42	9,271,000	9,601,326
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(C)	7.484	05-25-42	2,586,335	2,658,560
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	7.225	09-25-42	2,896,112	2,956,551
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(C)	7.125	12-25-42	2,663,266	2,738,457
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(C)	8.634	04-25-43	2,960,000	3,189,225
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(C)	7.434	07-25-43	4,055,000	4,211,898

Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(C)	5.834	02-25-44	7,687,028	7,689,390
Asset-backed securities 1.3%				$39,597,508
(Cost $39,759,460)
Asset-backed securities 1.3%				39,597,508
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	4,160,000	4,084,681
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,505,363	4,432,116
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	4,238,675	4,220,080
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,421,950	2,352,757
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,608,829
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	4,718,827	4,733,650
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	9,876,563	9,849,877
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	6,309,737	6,315,518

	Shares	Value
Preferred securities 1.5%		$44,178,649
(Cost $42,437,735)
Financials 0.2%		6,714,766
Banks 0.2%
Bank of Hawaii Corp., 8.000%	251,975	6,702,535
Huntington Bancshares, Inc., 4.500%	625	12,231
Industrials 0.3%		9,643,399
Aerospace and defense 0.3%
The Boeing Company, 6.000%	174,100	9,643,399
Information technology 0.3%		7,212,876
Technology hardware, storage and peripherals 0.3%
Hewlett Packard Enterprise Company, 7.625%	116,600	7,212,876
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 0.7%		$20,607,608
Electric utilities 0.7%
NextEra Energy, Inc., 7.299%	397,600	20,607,608

	Contracts/ Notional amount	Value
Purchased options 0.0%		$35,736
(Cost $241,398)
Calls 0.0%		35,736
Over the Counter Option on the USD vs. CNY (Expiration Date: 12-12-24; Strike Price: $7.40; Counterparty: Goldman Sachs International) (I)(J)	85,485,000	6,069
Over the Counter Option on the USD vs. INR (Expiration Date: 12-10-24; Strike Price: $85.00; Counterparty: Citibank, N.A.) (I)(J)	39,875,000	29,667

	Yield (%)	Shares	Value
Short-term investments 3.1%			$90,556,040
(Cost $90,559,484)
Short-term funds 3.1%			90,556,040
John Hancock Collateral Trust (K)	4.4849(L)	9,053,160	90,556,040

Total investments (Cost $3,098,365,013) 101.0%	$2,974,611,258
Other assets and liabilities, net (1.0%)	(30,128,813)
Total net assets 100.0%	$2,944,482,445

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $846,917,748 or 28.8% of the fund’s net assets as of 11-30-24.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $21,275,263.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $21,656,645.
(L)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	61.6%
Canada	8.3%
Indonesia	4.0%
Australia	2.8%
New Zealand	2.5%
Philippines	2.1%
Supranational	2.0%
South Korea	2.0%
United Kingdom	2.0%
Brazil	1.8%
Other countries	10.9%
TOTAL	100.0%
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	237	Long	Dec 2024	$33,466,902	$33,755,603	$288,701
10-Year Canada Government Bond Futures	384	Short	Mar 2025	(33,019,620)	(33,851,134)	(831,514)
10-Year U.S. Treasury Note Futures	919	Short	Mar 2025	(100,864,910)	(102,181,313)	(1,316,403)
Euro-BTP Italian Government Bond Futures	284	Short	Dec 2024	(35,910,579)	(36,863,356)	(952,777)
U.S. Treasury Long Bond Futures	882	Short	Mar 2025	(102,710,210)	(105,398,851)	(2,688,641)
						$(5,500,634)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	560,917	USD	364,938	HUS	1/15/2025	$1,039	—
AUD	15,441,928	USD	10,302,005	RBC	1/15/2025	—	$(226,740)
BRL	1,025,000	USD	186,012	CITI	1/15/2025	—	(16,534)
BRL	93,680,920	USD	16,550,950	SSB	1/15/2025	—	(1,061,364)
CAD	9,035,097	USD	6,671,341	CIBC	1/15/2025	—	(207,072)
CAD	180,000	USD	133,714	HUS	1/15/2025	—	(4,931)
CAD	32,011,233	USD	23,802,120	RBC	1/15/2025	—	(899,298)
CAD	15,700,043	USD	11,523,315	SSB	1/15/2025	—	(290,532)
CAD	6,050,949	USD	4,338,954	UBS	1/15/2025	—	(9,730)
CAD	17,875,497	USD	12,686,250	RBC	1/27/2025	108,472	—
EUR	13,473,715	NOK	157,933,496	HUS	1/15/2025	—	(40,141)
EUR	15,311,040	NOK	180,135,085	JPM	1/15/2025	—	(105,869)
EUR	15,311,040	NOK	179,617,465	MSCS	1/15/2025	—	(58,983)
EUR	48,799,800	USD	51,943,882	BARC	1/15/2025	—	(276,209)
EUR	32,557,128	USD	34,633,976	CITI	1/15/2025	—	(163,527)
EUR	25,283,500	USD	26,723,395	GSI	1/15/2025	45,969	—
EUR	21,240,802	USD	23,383,886	HUS	1/15/2025	—	(894,801)
EUR	31,707,119	USD	35,168,623	MSCS	1/15/2025	—	(1,598,136)
EUR	78,434,551	USD	84,184,144	RBC	1/15/2025	—	(1,140,141)
EUR	725,000	USD	780,741	SCB	1/15/2025	—	(13,134)
EUR	8,217,211	USD	9,098,100	SSB	1/15/2025	—	(397,980)
EUR	68,044,624	USD	74,838,500	UBS	1/15/2025	—	(2,795,022)
EUR	12,684,375	USD	13,378,819	BARC	1/27/2025	58,060	—
GBP	657,000	USD	861,865	SSB	1/15/2025	—	(25,931)
JPY	1,804,752,938	USD	12,695,000	SSB	1/15/2025	—	(563,243)
JPY	1,909,515,530	USD	12,669,375	CITI	1/27/2025	184,847	—
JPY	5,854,508,546	USD	38,032,500	MSCS	1/27/2025	1,378,099	—
JPY	3,821,222,863	USD	25,338,750	SSB	1/27/2025	384,448	—
JPY	3,845,321,281	USD	25,338,750	UBS	1/27/2025	546,671	—
MXN	147,277,185	USD	7,124,305	CITI	1/15/2025	81,028	—
MXN	153,948,577	USD	7,850,068	GSI	1/15/2025	—	(318,346)
MXN	302,555,000	USD	15,072,427	JPM	1/15/2025	—	(270,341)
MXN	141,898,374	USD	7,012,175	MSCS	1/15/2025	—	(69,993)
MXN	299,226,585	USD	14,818,435	SSB	1/15/2025	—	(179,188)
NOK	179,048,579	EUR	15,296,926	HUS	1/15/2025	22,396	—
NOK	179,223,130	EUR	15,296,926	MSCS	1/15/2025	38,207	—
NZD	49,189,460	AUD	44,465,948	BARC	1/15/2025	135,943	—
NZD	25,651,235	AUD	23,224,927	JPM	1/15/2025	46,815	—
NZD	25,664,473	AUD	23,224,927	RBC	1/15/2025	54,659	—
NZD	1,022,058	USD	611,606	ANZ	1/15/2025	—	(5,963)
NZD	63,971,926	USD	39,245,382	BARC	1/15/2025	—	(1,337,448)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	16,457,188	USD	10,205,340	HUS	1/15/2025	—	$(453,280)
NZD	15,286,165	USD	9,428,660	JPM	1/15/2025	—	(370,515)
NZD	17,013,115	USD	10,539,199	RBC	1/15/2025	—	(457,714)
NZD	41,467,255	USD	25,519,704	SSB	1/15/2025	—	(947,397)
NZD	913,890	USD	570,383	TD	1/15/2025	—	(28,838)
USD	2,502,811	AUD	3,858,320	ANZ	1/15/2025	—	(14,595)
USD	1,159,707	AUD	1,743,445	HUS	1/15/2025	$22,176	—
USD	756,635	AUD	1,149,407	MSCS	1/15/2025	6,691	—
USD	9,951,475	BRL	54,961,996	CITI	1/15/2025	863,834	—
USD	7,188,266	BRL	39,743,924	SSB	1/15/2025	616,843	—
USD	42,329,271	CAD	57,301,055	CIBC	1/15/2025	1,332,543	—
USD	31,657,804	CAD	44,096,826	CITI	1/15/2025	108,199	—
USD	29,239,405	CAD	40,628,153	HUS	1/15/2025	171,504	—
USD	12,686,250	CAD	17,676,837	BARC	1/27/2025	33,723	—
USD	35,843,772	EUR	33,669,750	ANZ	1/15/2025	195,314	—
USD	66,676,897	EUR	62,290,722	BARC	1/15/2025	725,464	—
USD	17,864,274	EUR	15,904,377	CIBC	1/15/2025	1,025,226	—
USD	102,493,781	EUR	95,728,283	CITI	1/15/2025	1,139,725	—
USD	43,183,663	EUR	40,540,711	GSI	1/15/2025	260,451	—
USD	76,889,923	EUR	70,872,506	HUS	1/15/2025	1,852,371	—
USD	25,352,224	EUR	23,300,656	JPM	1/15/2025	682,234	—
USD	59,884,016	EUR	54,266,681	MSCS	1/15/2025	2,428,182	—
USD	110,595,267	EUR	102,204,320	RBC	1/15/2025	2,384,588	—
USD	184,676,000	EUR	173,460,703	SSB	1/15/2025	1,021,335	—
USD	116,466,234	EUR	106,626,485	UBS	1/15/2025	3,573,510	—
USD	13,409,217	EUR	12,684,375	BARC	1/27/2025	—	(27,662)
USD	26,789,058	EUR	25,368,750	BNY	1/27/2025	—	(84,700)
USD	13,456,980	EUR	12,684,375	RBC	1/27/2025	20,101	—
USD	31,470,532	GBP	24,098,605	BARC	1/15/2025	808,693	—
USD	2,726,356	GBP	2,105,445	RBC	1/15/2025	47,494	—
USD	12,701,418	JPY	1,796,056,719	GSI	1/15/2025	628,118	—
USD	12,669,375	JPY	1,887,863,569	ANZ	1/27/2025	—	(39,093)
USD	25,338,750	JPY	3,825,997,951	GSI	1/27/2025	—	(416,593)
USD	12,669,375	JPY	1,912,054,473	JPM	1/27/2025	—	(201,938)
USD	12,677,500	JPY	1,949,508,932	MSCS	1/27/2025	—	(445,944)
USD	25,346,875	JPY	3,834,404,066	RBC	1/27/2025	—	(465,055)
USD	12,669,375	JPY	1,915,101,205	SSB	1/27/2025	—	(222,448)
USD	25,338,750	JPY	3,839,727,752	UBS	1/27/2025	—	(509,017)
USD	7,571,398	MXN	148,202,544	BARC	1/15/2025	320,793	—
USD	14,575,192	MXN	289,974,590	CITI	1/15/2025	388,585	—
USD	7,860,721	MXN	161,198,909	HUS	1/15/2025	—	(25,713)
USD	23,045,854	MXN	468,136,949	JPM	1/15/2025	142,899	—
USD	9,400,022	MXN	185,477,465	MSCS	1/15/2025	325,793	—
USD	13,316,573	MXN	268,932,085	SSB	1/15/2025	159,442	—
USD	132,547,393	NZD	215,585,561	HUS	1/15/2025	4,797,557	—
USD	25,896,542	NZD	40,959,932	MSCS	1/15/2025	1,624,857	—
USD	32,866,639	NZD	52,122,665	UBS	1/15/2025	1,980,239	—
						$32,775,137	$(17,681,099)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$334,915,709	—	$334,915,709	—
Foreign government obligations	690,644,690	—	690,644,690	—
Corporate bonds	1,282,666,457	—	1,282,666,457	—
Convertible bonds	83,371,113	—	83,371,113	—
Municipal bonds	90,197,259	—	90,197,259	—
Term loans	142,925,856	—	142,925,856	—
Collateralized mortgage obligations	175,522,241	—	175,522,241	—
Asset-backed securities	39,597,508	—	39,597,508	—
Preferred securities	44,178,649	$44,178,649	—	—
Purchased options	35,736	—	35,736	—
Short-term investments	90,556,040	90,556,040	—	—
Total investments in securities	$2,974,611,258	$134,734,689	$2,839,876,569	—
Derivatives:
Assets
Futures	$288,701	$288,701	—	—
Forward foreign currency contracts	32,775,137	—	$32,775,137	—
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	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Futures	$(5,789,335)	$(5,789,335)	—	—
Forward foreign currency contracts	(17,681,099)	—	$(17,681,099)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9,053,160	$75,850,038	$260,346,904	$(245,659,072)	$13,093	$5,077	$517,639	—	$90,556,040
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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